FINANCIAL RISK MANAGEMENT - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 TRY (₺)	May 04, 2021
Disclosure of detailed information about financial instruments [line items]
Average period of commitments for foreign currency of receivables and payables	6 months
Closing foreign exchange rate		0.02955		0.2786	0.05437	0.4286
Percentage of borrowings linked to CDI rate	99.40%
Borrowings interest rate	13.65%
Scenario I - Depreciation 25% (4.0348 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Period of future currency rates are considered in sensitivity analysis	90 days
Closing foreign exchange rate			4.0348
Foreign exchange rate, percentage of decrease	25.00%
Scenario II - Depreciation 50% (2.6899 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			2.6899
Foreign exchange rate, percentage of decrease	50.00%
Scenario Two [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Borrowings interest rate	17.11%
Scenario Three [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	50.00%
Borrowings interest rate	20.54%
Probable scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Period of future interest rates are considered in sensitivity analysis	90 days
Probable scenario [Member] | Brazilian real per US dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			5.3798
Natura Cosmticos SA [Member] | ESG debt securities (“Notes ESG”) [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate							4.125%